CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
REVENUES	$ 51	$ 5,069	$ 1,921
COST OF GOODS SOLD	1,343	4,867	1,826
GROSS (LOSS) PROFIT	(1,292)	202	95
OPERATING EXPENSES:
Selling expenses	257	55	131
General and administrative expenses	3,312	4,115	1,498
Impairment loss of goodwill	7,005
Total operating expenses	10,574	4,170	1,629
LOSS FROM OPERATIONS	(11,866)	(3,968)	(1,534)
OTHER INCOME (EXPENSES):
Interest income	134	121	220
Interest expense	(13)	(15)	(57)
Other income (expense), net	2		(8)
Loss on change in fair value of convertible notes		(1,500)	(1,041)
Loss on change in fair value of warrant derivative liability	(150)		2
Total other income (expenses), net	(27)	(1,394)	(884)
LOSS BEFORE PROVISION FOR INCOME TAXES	(11,893)	(5,362)	(2,418)
INCOME TAX BENEFIT	679	315
NET LOSS	(11,214)	(5,047)	(2,418)
OTHER COMPREHENSIVE INCOME (LOSS):
Foreign currency translation adjustment	369	(2,431)	(5,258)
COMPREHENSIVE LOSS	$ (10,845)	$ (7,478)	$ (7,676)
LOSS PER SHARE:
Basic	$ (0.99)	$ (0.68)	$ (0.55)
Diluted	$ (0.99)	$ (0.68)	$ (0.55)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING:
Basic	11,341,629	7,422,208	4,400,298
Diluted	11,341,629	7,422,208	4,400,298